Goodwill - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 2,393
Goodwill including discontinued operations beginning balance	3,491	$ 6,237
Goodwill impairment loss	(476)	(166)
Goodwil impairment including discontinued operations	476	2,746
Goodwill, ending balance	1,745	2,393
Goodwill including discontinued operations ending balance	1,745	3,491
Medical Device Sales and Service [Member]
Goodwill [Roll Forward]
Discontinued operation goodwill beginning balance		3,678
Discontinued operation goodwill ending balance	0
Diagnostic Services [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	2,393	2,559
Goodwill, ending balance	1,745	2,393
Medical Device Sales And Service Post-Warranty Service Business [Member]
Goodwill [Roll Forward]
Discontinued operation goodwill beginning balance	1,098
Goodwill impairment loss	0	(2,580)
Discontinued operation goodwill ending balance	0	1,098
DMS Health [Member]
Goodwill [Roll Forward]
Goodwil impairment including discontinued operations		2,580
Derecognition	1,098
DMS Health [Member] | Medical Device Sales and Service [Member]
Goodwill [Roll Forward]
Goodwill impairment loss		(2,580)
Derecognition	1,098
DMS Health [Member] | Diagnostic Services [Member]
Goodwill [Roll Forward]
Goodwill impairment loss		0
Derecognition	0
Telerhythmics [Member]
Goodwill [Roll Forward]
Goodwil impairment including discontinued operations	476	166
Derecognition	172
Telerhythmics [Member] | Medical Device Sales and Service [Member]
Goodwill [Roll Forward]
Goodwill impairment loss	0	0
Derecognition	0
Telerhythmics [Member] | Diagnostic Services [Member]
Goodwill [Roll Forward]
Goodwill impairment loss	(476)	$ (166)
Derecognition	$ 172